Financial Instruments and Related Risk Management - Summary of Available for Sale Equity Securities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Commodity price risk [member]
Disclosure of available for sale equity securities [line items]
Carrying amount of asset	$ 190	$ 190